Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	DEXCOM INC
Amendment Flag	false
Entity Central Index Key	0001093557
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-51222
Entity Tax Identification Number	33-0857544
Entity Address, City or Town	6340 Sequence Drive San Diego
Entity Address, Address Line One	6340 Sequence Drive
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	200-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DXCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false